Labor and social obligations (Details Narrative) R$ / shares in Units, R$ in Thousands								1 Months Ended			12 Months Ended
	Dec. 01, 2023 Number R$ / shares shares	Oct. 01, 2023 Number R$ / shares shares	Aug. 01, 2023 Number R$ / shares shares	Apr. 17, 2023 Number R$ / shares shares	Feb. 13, 2023 Number	Feb. 02, 2023 R$ / shares shares	Jul. 08, 2022 R$ / shares	Sep. 30, 2022 R$ / shares shares	Jul. 31, 2022 R$ / shares shares	Jul. 29, 2020 R$ / shares	Dec. 31, 2023 BRL (R$) Number R$ / shares	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Compensation of employees											R$ 22,185	R$ 24,248	R$ 25,587
Strike price | R$ / shares							R$ 71.22			R$ 71.22
Average incremental fair value | R$ / shares											R$ 3.84
Granted | shares	76,600	63,000	153,490	16,000		8,000		4,678	442,546
Fair values at grant date | R$ / shares	R$ 100.97	R$ 79.12	R$ 76.45	R$ 62.51		R$ 70.69		R$ 72.59	R$ 48.24
social obligations liabilities											R$ 7,171	2,167
Share based compensation plans [member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense											R$ 20,850	R$ 27,242	R$ 43,377
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock option granted | Number											317,090	447,224
Share-based compensation expense											R$ 10,685	R$ 4,032
Options Granted [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted | Number	232,000	37,000	153,000	30,000	15,000
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Proportion percentage											10.00%
Restricted stock units 1 [member]
IfrsStatementLineItems [Line Items]
Proportion percentage											20.00%
Restricted stock units 2 [member]
IfrsStatementLineItems [Line Items]
Proportion percentage											30.00%
Restricted stock units 3 [member]
IfrsStatementLineItems [Line Items]
Proportion percentage											40.00%